SIGNIFICANT ACCOUNTING POLICIES (Details 4) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill
Impairment charge	478,710	25,336